Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 4 - Income Taxes

As of June 30, 2015 and December 31, 2014, the Company had a net operating loss (NOL) carryforward of approximately $17,600,000 (unaudited) and $16,500,000 respectively, adjusted for stock based compensation and certain other non-deductible items available to reduce future taxable income, if any. The NOL carryforward begins to expire in 2027, and fully expires in 2035. Because management is unable to determine that it is more likely than not that the Company will be able to realize the tax benefit related to the NOL carryforward, by having taxable income, a valuation allowance has been established as of June 30, 2015 and December 31, 2014 to reduce the net tax benefit asset value to zero.

As of December 31, 2014 and 2013, the Company had net operating loss (NOL) carryforwards of approximately $16,500,000 and $9,980,000, respectively, adjusted for stock based compensation and certain other non-deductible items available to reduce future taxable income, if any. The NOL carryforward begins to expire in 2027, and fully expires in 2034. Because management is unable to determine that it is more likely than not that the Company will realize the tax benefit related to the NOL carryforward, by having taxable income, a valuation allowance has been established as of December 31, 2014 and 2013 to reduce the tax benefit asset value to zero.

The deferred tax assets, including a valuation allowance, are as follows at December 31:

	December 31,
	2014	2013
Deferred tax assets – NOL	$6,600,000	$3,480,000
Depreciation and amortization	(600,000)	-
Valuation allowance	(6,000,000)	(3,480,000)
Net deferred tax assets	$-	$-

The change in the valuation allowance for deferred tax assets for the years ended December 31, 2014 and 2013 was $2,520,000 and $1,230,000, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of December 31, 2014 and 2013, and recorded a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows at December 31, 2014 and 2013:

Federal and state statutory tax rate	40%
Permanent difference and valuation allowance	(40)%
Effective tax rate	0%